SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
NOTE 9 -  SHARE CAPITAL

a.	Ordinary shares

Rights of the Company’s ordinary shares

Each ordinary share is entitled to one vote. The holder of the ordinary shares is also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. Since its inception, the Company has not declared any dividends.

1)
On February 19, 2020, the Company completed an underwritten public offering, in which it issued 2,091,907 ordinary shares and 2,091,907 warrants to purchase up to 1,673,525 ordinary shares, at a public offering price of $11.00 per ordinary shares. The warrants are exercisable over a three-year period from the date of issuance at a per share exercise price of $14, subject to certain adjustments as defined in the agreement. The total proceeds received from the offering, net of issuance costs, were approximately $21,306.

In addition, and in parallel to the public offering, the Company signed an agreement for a private placement with its controlling shareholder for an additional investment of approximately $5,000 in consideration of 454,628 ordinary shares and 454,628 warrants to purchase up to 363,702 ordinary shares, at the same terms of the underwritten public offering mentioned above. The private placement agreement was contingent on certain conditions and was approved by the company’s shareholders on April 8, 2020.  The total proceeds of $5,000 were received in April 2020.

2)
In July 2021, the Company entered into an ATM sales agreement with Jefferies LLC ("Jefferies"), pursuant to which the Company is entitled, at its sole discretion, to offer and sell through Jefferies, acting as sales agent, Shares having an aggregate offering price of up to $25.0 million throughout the period during which the ATM facility remains in effect. The Company agreed to pay Jefferies a commission of 3.0% of the gross proceeds from the sale of shares under the facility.

From the effective date of the agreement through the issuance date of this report, 41,154 shares were sold under the program for total gross proceeds of approximately $0.5 million. On April 2022, the Company terminated the ATM agreement, effective on the same date.

3)
In April 2022, the Company signed a new ATM agreement with Jefferies for total amount of $25 million. On January 23, 2023, the Company terminated new ATM agreement, effective on the same date. The Company has not offered or sold any Shares, in connection with the new ATM Program.

b.	Share-based compensation:

1)	Option plan

In December, 2014, the Company’s Board of Directors approved a Share Incentive Plan (hereafter - the Plan) and reserved a pool of 629,025 ordinary shares, par value NIS 0.1 each, or such other number as the Board may determine, subject to certain terms and conditions as defined in the Plan. According to the Plan, the Company may issue shares or restricted shares, may grant options or restricted share units and other share-based awards (hereafter - the awards) to the Company's employees, consultants, directors and other service providers.

The Plan is designed to enable the Company to grant awards to purchase Ordinary Shares under various and different tax regimes including, without limitation: pursuant and subject to Section 102 of the Israeli Tax Ordinance and pursuant and subject to Section 3(i) of the Israeli Tax Ordinance and under Internal revenue Code Section 422.

The awards may be exercised after vesting and in accordance with vesting schedules which will be determined by the Board of Directors for each grant. The maximum term of the awards is 10 years. The fair value of each option granted under this Plan is estimated using the Black-Scholes option pricing method. Expected volatility is based on the historical volatility of the company and of comparable peer companies.

The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the options granted in dollar terms. The expected term of the options is estimated based on the simplified method, as its historical experience for options grants as a public company is insufficient.

In December 2019, the Company’s Board of Directors approved an increase of the ordinary shares that may be issued under the Company’s Plan by reserving an additional amount of 912,230 ordinary shares.

 As of December 31, 2022, 17,452 ordinary shares remain available for future grants under the Plan.

2)	Options grants

a.	Option granted to employees and directors

During the twelve months ended December 31, 2022, the Company granted 747,488 options to employees and executive officers:

i.
In March 2022, the Company granted a total of 148,907 options to several employees to purchase ordinary shares at an exercise price of $7.38 per share.

The options vest over a period of 4 years; one quarter of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

ii.
In March 2022, the Company granted a total of 271,517 options to several Executive Officers to purchase ordinary shares at an exercise price of $10 per share.

The options vest over a period of 4 years; one quarter of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

iii.

In March 2022, the board of directors approved and recommended the Company's shareholders to approve a grant of 302,064 options to the Company's CEO to purchase ordinary shares at an exercise price of $10 per share. The Company's shareholders approved the grant in June 2022.

The options vest over a period of 4 years; one quarter of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

iv.

In November 2022, the Company granted a total of 25,000 options to an Executive Officer to purchase ordinary shares at an exercise price of $4.98 per share.

The options vest over a period of 4 years; one quarter of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

The weighted average fair value of options granted in 2021 and 2022 was $4.27 and $4.49, respectively. The underlying data used for computing the fair value of the options are as follows:

	2021	2022

Value of one ordinary share	$9.56-$10.44	$4.98-$10.0
Dividend yield	0%	0%
Expected volatility	59.52%-70.48%	57.8%-62.6%
Risk-free interest rate	0.55%-1.14%	2.5%-4.2%
Expected term	3.25 -7 years	7 years

The total unrecognized compensation cost of employee options at December 31, 2022 is $2,169, which is expected to be recognized over a period of 3.67 years.

The following table summarizes the number of options granted to employees under the Plan for the year ended December 31, 2022, and related information:

	Year ended December 31
	2021			2022
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding at the beginning of the year	1,000,894	$4.63	6.05	1,131,029	$5.64	5.73
Granted	248,600	$10.05	-	747,488	$9.31	9.21
Exercised	(65,702)	$5.05	-	(2,665)	$5.69	-
Expired	(1,350)	$5.57	-	(450)	$9.93	-
Forfeited	(51,413)	$7.73	-	(11,025)	$7.58	-
Options outstanding at the end of the year	1,131,029	$5.64	5.73	1,864,377	$7.09	7.11
Options exercisable at the end of the year	1,030,267	$4.42	4.37	1,179,132	$5.14	3.99

b.	Option granted to non-employees All compensation cost of non-employees' options was fully recognized as of December 31, 2022.

The following table summarizes the number of options granted to non-employees under the Plan  as of December 31, 2022, and related information (no options were granted to non-employees in 2022):

	December 31
	2022
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding at the end of the year	198,575	$7.70	4.84
Options exercisable at the end of the year	198,575	$7.70	4.84

c.	The aggregate intrinsic value of the total outstanding and of total exercisable options as of December 31, 2022 is approximately $1,384 and $1,384, respectively.
d.
Restricted Share Units (RSUs) granted to Directors

In February 2018 and September 2018, the board of directors approved and recommended the Company shareholders to approve a total grant of 46,000 and 11,500 RSUs, respectively, to its independent and external directors that vest annually in equal portions over a three-year period. The fair value of shares as of the date of grant was $495 and $105 respectively. As of December 31, 2022, 57,500 RSUs were vested.

e.	The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2020	2021	2022

Research and development expenses	$431	$33	$665
General and administrative expenses	$786	$654	$862
	$1,217	$687	$1,527